FINANCE COSTS	12 Months Ended
Dec. 31, 2025
FINANCE COSTS
FINANCE COSTS
9.	FINANCE COSTS

	2023	2024	2025
	USD’000	USD’000	USD’000
Interests on lease liabilities	8,088	8,047	10,728
Interests charge on unwinding of provisions	336	491	719
	8,424	8,538	11,447